HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 3.2%
118	General Dynamics Corporation	$ 28,475
378	National Presto Industries, Inc.	28,255
57	Northrop Grumman Corporation	26,872
		83,602
	APPAREL & TEXTILE PRODUCTS - 1.6%
2,356	Figs, Inc.(a)	12,982
507	Tapestry, Inc.	13,973
978	Under Armour, Inc., Class A(a)	6,699
1,052	Under Armour, Inc., Class C(a)	6,764
		40,418
	ASSET MANAGEMENT - 2.1%
177	Diamond Hill Investment Group, Inc.	27,807
1,201	Franklin Resources, Inc.	27,371
		55,178
	AUTOMOTIVE - 0.5%
494	General Motors Company	13,931

	BANKING - 5.5%
1,714	Amalgamated Financial Corporation	31,263
696	Citigroup, Inc.	27,485
1,513	Eagle Bancorp, Inc.	29,473
1,857	Hanmi Financial Corporation	27,261
3,384	Luther Burbank Corporation	27,546
		143,028
	BIOTECHNOLOGY & PHARMACEUTICALS - 5.4%
85	Alnylam Pharmaceuticals, Inc.(a)	12,903
301	Blueprint Medicines Corporation(a)	17,717
400	Halozyme Therapeutics, Inc.(a)	13,548
284	Intra-Cellular Therapies, Inc.(a)	14,132
1,942	Tango Therapeutics, Inc.(a)	16,313
842	Twist Bioscience Corporation(a)	13,270
61	United Therapeutics Corporation(a)	13,594
38	Vertex Pharmaceuticals, Inc.(a)	13,760
1,641	Vir Biotechnology, Inc.(a)	13,013

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 5.4% (Continued)
83	Zoetis, Inc.	$ 13,031
		141,281
	CABLE & SATELLITE - 0.9%
14	Cable One, Inc.	7,698
1,865	Sirius XM Holdings, Inc.	7,982
1,208	WideOpenWest, Inc.(a)	8,505
		24,185
	CHEMICALS - 3.6%
726	AdvanSix, Inc.	20,001
170	Celanese Corporation	19,467
299	HB Fuller Company	19,779
1,531	Mativ, Inc.	20,056
469	Valvoline, Inc.	13,915
		93,218
	COMMERCIAL SUPPORT SERVICES - 2.3%
188	AMN Healthcare Services, Inc.(a)	14,262
814	Schnitzer Steel Industries, Inc., Class A	18,486
677	Stericycle, Inc.(a)	27,919
		60,667
	CONSTRUCTION MATERIALS - 0.8%
606	Summit Materials, Inc., Class A(a)	19,937

	CONSUMER SERVICES - 0.5%
1,512	WW International, Inc.(a)	11,824

	ELECTRIC UTILITIES - 3.3%
320	ALLETE, Inc.	17,133
228	American Electric Power Company, Inc.	17,223
194	Duke Energy Corporation	17,245
385	PNM Resources, Inc.	16,270
428	Portland General Electric Company	17,129
		85,000

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRICAL EQUIPMENT - 1.1%
577	nVent Electric PLC	$ 27,771

	ENGINEERING & CONSTRUCTION - 0.9%
327	Exponent, Inc.	23,966

	FOOD - 1.9%
1,422	Hain Celestial Group, Inc. (The)(a)	15,713
84	Hershey Company (The)	15,737
548	Tootsie Roll Industries, Inc.	17,048
		48,498
	HEALTH CARE FACILITIES & SERVICES - 3.8%
17,956	23andMe Holding Company(a)	15,211
3,646	Brookdale Senior Living, Inc.(a)	14,256
200	Centene Corporation(a)	13,796
202	CVS Health Corporation	13,940
31	Elevance Health, Inc.	13,953
1,752	Enhabit, Inc.(a)	12,912
805	SI-BONE, Inc.(a)	13,693
		97,761
	HEALTH CARE REIT - 1.6%
659	LTC Properties, Inc.	20,831
490	Ventas, Inc.	20,805
		41,636
	HOME & OFFICE PRODUCTS - 2.2%
1,189	MillerKnoll, Inc.	27,942
2,609	Steelcase, Inc., Class A	28,464
		56,406
	HOME CONSTRUCTION - 0.5%
362	Taylor Morrison Home Corporation(a)	13,872

	HOTEL REIT - 0.8%
2,147	RLJ Lodging Trust	20,182

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HOUSEHOLD PRODUCTS - 1.7%
132	Clorox Company (The)	$ 15,536
1,668	Coty, Inc., Class A(a)	15,629
9,890	Olaplex Holdings, Inc.(a)	14,044
		45,209
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.8%
182	Chart Industries, Inc.(a)	21,154

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
548	NASDAQ, Inc.	27,181

	INSURANCE - 5.1%
692	Employers Holdings, Inc.	26,296
867	Horace Mann Educators Corporation	27,510
685	Jackson Financial, Inc., Class A	25,146
1,235	Lincoln National Corporation	26,886
173	Progressive Corporation (The)	27,350
		133,188
	INTERNET MEDIA & SERVICES - 1.9%
951	Eventbrite, Inc., Class A(a)	7,874
608	Maplebear, Inc.(a)	14,975
4,676	Nextdoor Holdings, Inc.(a)	8,510
9,438	Opendoor Technologies, Inc.(a)	17,932
		49,291
	LEISURE FACILITIES & SERVICES - 2.1%
209	Cracker Barrel Old Country Store, Inc.	13,869
1,628	Denny's Corporation(a)	14,033
550	Dutch Bros, Inc.(a)	13,387
66	Vail Resorts, Inc.	14,009
		55,298
	LEISURE PRODUCTS - 0.5%
285	Johnson Outdoors, Inc., Class A	13,552

	MACHINERY - 3.1%
475	Federal Signal Corporation	27,569

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MACHINERY - 3.1% (Continued)
2,183	Mueller Water Products, Inc.	$ 27,004
73	Parker-Hannifin Corporation	26,930
		81,503
	MEDICAL EQUIPMENT & DEVICES - 0.5%
204	Lantheus Holdings, Inc.(a)	13,178

	OIL & GAS PRODUCERS - 3.1%
4,615	Equitrans Midstream Corporation	40,935
650	Occidental Petroleum Corporation	40,177
		81,112
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
5,420	Oil States International, Inc.(a)	39,349

	PUBLISHING & BROADCASTING - 0.3%
199	New York Times Company (The), Class A	8,022

	REAL ESTATE SERVICES - 0.9%
3,156	Cushman & Wakefield PLC(a)	23,260

	RESIDENTIAL REIT - 1.6%
319	Equity LifeStyle Properties, Inc.	20,990
97	Essex Property Trust, Inc.	20,750
		41,740
	RETAIL - DISCRETIONARY - 6.3%
227	Abercrombie & Fitch Company, Class A(a)	13,806
489	Bath & Body Works, Inc.	14,499
208	Best Buy Company, Inc.	13,899
1,890	Chico's FAS, Inc.(a)	14,137
133	Dick's Sporting Goods, Inc.	14,224
6,038	EVgo, Inc.(a)	12,468
696	Foot Locker, Inc.	14,609
487	La-Z-Boy, Inc.	14,240
123	Ross Stores, Inc.	14,264
198	Signet Jewelers Ltd.	13,826

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL - DISCRETIONARY - 6.3% (Continued)
678	Sleep Number Corporation(a)	$ 11,031
91	Williams-Sonoma, Inc.	13,672
		164,675
	RETAIL REIT - 1.6%
351	Regency Centers Corporation	21,151
2,803	Seritage Growth Properties, Class A(a)	20,294
		41,445
	SEMICONDUCTORS - 1.4%
376	Advanced Micro Devices, Inc.(a)	37,036

	SOFTWARE - 5.5%
589	Bumble, Inc., Class A(a)	7,916
395	Ceridian HCM Holding, Inc.(a)	25,284
370	Oracle Corporation	38,258
6,675	SecureWorks Corporation, Class A(a)	39,249
382	Workiva, Inc.(a)	33,268
		143,975
	STEEL - 0.8%
80	Reliance Steel & Aluminum Company	20,350

	TECHNOLOGY HARDWARE - 4.4%
200	Arista Networks, Inc.(a)	40,074
1,494	Clearfield, Inc.(a)	35,886
1,849	Pagerduty, Inc.(a)	37,294
		113,254
	TECHNOLOGY SERVICES - 6.9%
129	Accenture PLC, Class A	38,325
114	Automatic Data Processing, Inc.	24,877
191	CDW Corporation	38,276
536	Fidelity National Information Services, Inc.	26,323
256	Science Applications International Corporation	27,966
144	WEX, Inc.(a)	23,973
		179,740

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TELECOMMUNICATIONS - 0.4%
6,041	Lumen Technologies, Inc.(a)	$ 8,820

	TRANSPORTATION & LOGISTICS - 3.9%
297	ArcBest Corporation	32,337
873	International Seaways, Inc.	41,983
184	United Parcel Service, Inc., Class B	25,990
		100,310
	TRANSPORTATION EQUIPMENT - 1.9%
125	Cummins, Inc.	27,038
671	Greenbrier Companies, Inc. (The)	23,210
		50,248

	TOTAL COMMON STOCKS (Cost $2,779,148)	2,595,251

	TOTAL INVESTMENTS – 99.8% (Cost $2,779,148)	$ 2,595,251
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	4,879
	NET ASSETS - 100.0%	$ 2,600,130

Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.